Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations
11.  DISCONTINUED OPERATIONS

    Rig Sales

    We sold jackup rig ENSCO 60 in November 2010 for $25.7 million and recognized a pre-tax gain of $5.7 million, which was included in gain on disposal of discontinued operations, net, in our consolidated statement of income for the year ended December 31, 2010. The rig's net book value and inventory and other assets on the date of sale totaled $20.0 million.  ENSCO 60 operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2010 and previously were included within our Jackup operating segment.

    In April 2010, we sold jackup rig ENSCO 57 for $47.1 million, of which a deposit of $4.7 million was received in December 2009. We recognized a pre-tax gain of $17.9 million in connection with the disposal of ENSCO 57, which was included in gain on disposal of discontinued operations, net, in our consolidated statement of income for the year ended December 31, 2010. The rig's net book value and inventory and other assets on the date of sale totaled $29.2 million.  ENSCO 57 operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2010 and previously were included within our Jackup operating segment.

    In March 2010, we sold jackup rigs ENSCO 50 and ENSCO 51 for an aggregate $94.7 million, of which a deposit of $4.7 million was received in December 2009. We recognized an aggregate pre-tax gain of $33.9 million in connection with the disposals of ENSCO 50 and ENSCO 51, which was included in gain on disposal of discontinued operations, net, in our consolidated statement of income for the year ended December 31, 2010.  The two rigs' aggregate net book value and inventory and other assets on the date of sale totaled $60.8 million. ENSCO 50 and ENSCO 51 operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2010 and previously were included within our Jackup operating segment.

    ENSCO 69

    From May 2007 to June 2009, ENSCO 69 was contracted to Petrosucre.  In January 2009, we suspended drilling operations on ENSCO 69 after Petrosucre failed to satisfy its contractual obligations and meet commitments relative to the payment of past due invoices. Petrosucre then took over complete control of ENSCO 69 drilling operations utilizing Petrosucre employees and a portion of the Venezuelan rig crews we had utilized.  In June 2009, we terminated our contract with Petrosucre and removed all remaining Ensco employees from the rig.

    Due to Petrosucre's failure to satisfy its contractual obligations and meet payment commitments, and in consideration of the Venezuelan government's nationalization of certain assets owned by other international oil and gas companies and oilfield service companies, we concluded it was remote that ENSCO 69 would be returned to us by Petrosucre and operated again by Ensco. Therefore, we recorded the disposal of ENSCO 69 during 2009 and reclassified its operating results to discontinued operations.

    On August 24, 2010, possession of ENSCO 69 was returned to Ensco. Due to the return of ENSCO 69 from Petrosucre and our ability to significantly influence the future operations of the rig and to incur significant future cash flows related to those operations until the pending insurance claim is resolved and possibly thereafter, ENSCO 69 operating results were reclassified to continuing operations for each of the years in the three-year period ended December 31, 2010.

    There can be no assurances relative to the recovery of outstanding contract entitlements, insurance recovery and related pending litigation or the imposition of customs duties in relation to the rig's recent presence in Venezuela.  See "Note 12 – Commitments and Contingencies" for additional information on contractual matters, insurance and legal proceedings related to ENSCO 69.

    ENSCO 74

    In September 2008, ENSCO 74 was destroyed as a result of Hurricane Ike and the rig was a total loss, as defined under the terms of our insurance policies. The operating results of ENSCO 74 were reclassified to discontinued operations in our consolidated statement of income for the year ended December 31, 2008.  See "Note 12 - Commitments and Contingencies" for additional information on the loss of ENSCO 74 and associated contingencies.

    The following table summarizes income from discontinued operations for each of the years in the three-year period ended December 31, 2010 (in millions):

	2010	2009	2008

Revenues	$12.5	$83.0	$244.0
Operating expenses	17.1	54.2	89.3
Operating (loss) income before income taxes	(4.6)	28.8	154.7
Income tax (benefit) expense	(3.4)	(.5)	27.8
Gain (loss) on disposal of discontinued operations, net	38.6	--	(23.5)
Income from discontinued operations	$37.4	$29.3	$103.4

    Debt and interest expense are not allocated to our discontinued operations.